Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Prepayments to suppliers	$268,111	$274,628
Deposits	136,241	137,583
Tax prepayment	65,145	65,561
Other receivables	5,438	5,504
Total prepaid expenses and other current assets	$474,935	$483,276

Schedule of Movement of the Allowance for Credit Losses

The movement of the allowance for credit losses is as follows:

	For the six months Ended June 30,	For the six months Ended June 30,
	2026	2025
Balance as of the beginning of the period	$-	$(73,196)
Reversal	-	-
Exchange difference	-	(5,427)
Balance as of the end of the period	$-	$(78,623)